                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       DECEMBER 31, 2005

Check here if Amendment [X ];                        Amendment Number: 1

This Amendment (Check only one.):                    [ ]  is a restatement.
                                                     [X]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                                                CITADEL LIMITED PARTNERSHIP
Address:                                             131 SOUTH DEARBORN
                                                     CHICAGO, IL 60603

13F File Number:                                     28-5912

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  GERALD A. BEESON
Title: CHIEF FINANCIAL OFFICER
Phone: (312) 395-3121

Signature, Place, and Date of Signing:

/s/ GERALD A. BEESON            CHICAGO, ILLINOIS                 02/14/2007
---------------------     -------------------------------     --------------------
    [Signature]                   [City, State]                     [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              28

Form 13F Information Table Value Total:     $1,526,861 (thousands)

List of Other Included Managers:

NONE

                                   FORM 13F
             Name of Reporting Manager Citadel Limited Partnership

                                                                                                          (SEC USE ONLY)
                                                                                                   ----------------------------
                                                                                                             Item 8:
                                                          Item 6: Investment Discretion             Voting Authority (Shares)
                                                 Item 5:  ----------------------------   Item 7:   ----------------------------
                Item 2:   Item 3:               Shares of           (b) Shared    (c)    Managers
   Item 1:      Title of   CUSIP   Item 4: Fair Principal           As Defined  Shared- See Instr.
Name of Issuer   Class    Number   Market Value  Amount   (a) Sole  in Instr. V  Other      V      (a) Sole (b) Shared (c) None
--------------  -------- --------- ------------ --------- --------  ----------- ------- ---------- -------- ---------- --------
ANTEON
  INTERNATIONAL
  CORP            Cmn    03674E108  56,410,082  1,037,904    X                             n/a        X

BEVERLY
  ENTERPRISES
  COMMON
  STOCK BEV       Cmn    087851309   6,008,836    514,896    X                             n/a        X

BURLINGTON
  RES INC         Cmn    122014103 718,561,735  8,335,983    X                             n/a        X

BR 35.0 STRIKE
  AMER CALL       Opt
  01/21/2006     (Call)  122014103     235,980         46    X                             n/a       n/a

BR 60.0 STRIKE
  AMER CALL       Opt
  01/21/2006     (Call)  122014103     728,750        275    X                             n/a       n/a

BR 65.0 STRIKE
  AMER CALL       Opt
  01/21/2006     (Call)  122014103     480,480        224    X                             n/a       n/a

BR 70.0 STRIKE
  AMER CALL       Opt
  01/21/2006     (Call)  122014103     706,840        431    X                             n/a       n/a

BR 80.0 STRIKE
  AMER CALL       Opt
  01/21/2006     (Call)  122014103     384,000        600    X                             n/a       n/a

BR 70.0 STRIKE
  AMER CALL       Opt
  02/18/2006     (Call)  122014103   1,082,160        648    X                             n/a       n/a

BR 60.0 STRIKE
  AMER CALL       Opt
  05/20/2006     (Call)  122014103     243,900         90    X                             n/a       n/a

BR 65.0 STRIKE
  AMER CALL       Opt
  05/20/2006     (Call)  122014103     394,710        177    X                             n/a       n/a

BR 75.0 STRIKE
  AMER CALL       Opt
  05/20/2006     (Call)  122014103     413,770        322    X                             n/a       n/a

CONSTELLATION
  ENERGY
  GROUP INC       Cmn    210371100 150,355,930  2,610,346    X                             n/a        X

CINERGY CORP
  CMN STK         Cmn    172474108     679,360     16,000    X                             n/a        X

HUDSON UNITED
  BANCORP
  CMN STK         Cmn    444165104  19,234,862    461,489    X                             n/a        X

                                   -----------                                                                  -         -
   COLUMN
     TOTALS....                    955,921,394

                                   -----------                                                                  -         -

                                   FORM 13F
             Name of Reporting Manager Citadel Limited Partnership

                                                                                                           (SEC USE ONLY)
                                                           ----------------------------  ---------- ----------------------------
                                                                                                              Item 8:
                                                           Item 6: Investment Discretion             Voting Authority (Shares)
                                                 Item 5:   ----------------------------   Item 7:   ----------------------------
               Item 2:   Item 3:     Item 4:    Shares of            (b) Shared    (c)    Managers
Item 1:        Title of   CUSIP    Fair Market  Principal            As Defined  Shared- See Instr.
Name of Issuer  Class    Number       Value      Amount    (a) Sole  in Instr. V  Other      V      (a) Sole (b) Shared (c) None
-------------- -------- --------- ------------- ---------- --------  ----------- ------- ---------- -------- ---------- --------
INAMED
  CORP
  CMN STK        Cmn    453235103    95,162,611  1,085,340    X                             n/a        X

IVAX CORP
  CMN
  STOCK          Cmn    465823102   334,500,823 10,676,694    X                             n/a        X

IVX 17.5
  STRIKE
  AMER
  CALL           Opt
  01/21/2006    (Call)  465823102       288,080        208    X                             n/a       n/a

IVX 20.0
  STRIKE
  AMER
  CALL           Opt
  01/21/2006    (Call)  465823102       442,650        312    X                             n/a       n/a

IVX/BSK 25.0
  STRIKE
  AMER
  CALL           Opt
  01/19/2008    (Call)  465823102       345,135        519    X                             n/a       n/a

IVX/BSK 25.0
  STRIKE
  AMER
  CALL           Opt
  01/20/2007    (Call)  465823102       284,950        410    X                             n/a       n/a

JEFFERSON
  PILOT
  CORP           Cmn    475070108    36,643,222    643,654    X                             n/a        X

MCI INC
  COMMON
  STOCK
  WHEN
  ISSUE          Cmn    552691107    27,637,015  1,400,761    X                             n/a        X

MAXTOR
  CORPORATION
  CMN
  STOCK          Cmn    577729205       141,847     20,439    X                             n/a        X

MXO 2.5
  STRIKE
  AMER
  CALL           Opt
  04/22/2006    (Call)  577729205       212,850        473    X                             n/a       n/a

PANAMSAT
  HOLDING
  CORP
  COMMON
  STOCK          Cmn    69831Y105     2,319,636     94,679    X                             n/a        X

RENAL
  CARE
  GROUP
  INC CMN
  STOCK          Cmn    759930100    31,030,014    655,887    X                             n/a        X

WESTCORP
  CMN STK        Cmn    957907108    41,930,795    629,497    X                             n/a        X

                                  -------------                                                                  -         -
   COLUMN
     TOTALS                         570,939,627

                                  -------------                                                                  -         -
   LONG
     MARKET
     VALUE                        1,526,861,022

                                  -------------                                                                  -         -